Segments - Summary of long-lived assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Segment
Long-lived assets	$ 536	$ 329
PRC
Segment
Long-lived assets	412	231
Hong Kong
Segment
Long-lived assets	120	92
Others
Segment
Long-lived assets	$ 4	$ 6